Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, buildings, and equipment:
Property, plant and equipment, gross	$ 7,986,434	$ 7,474,281
Accumulated depreciation	(2,641,241)	(2,453,597)
Property, buildings, and equipment – net	5,345,193	5,020,684
Operating leases - net	179,935	222,294
Financing leases - net	157,936	104,216
Cash, cash equivalents, and restricted cash	136,863	47,652
Accounts receivable - net of allowance of $16,396 and $24,426 at December 31, 2025 and 2024, respectively	368,521	386,924
Identifiable intangible assets – net	819,494	838,660
Goodwill	828,335	784,042
Investments in and advances to partially owned entities	39,231	40,252
Other assets	246,090	291,230
Total assets	8,121,598	7,735,954
Liabilities
Borrowings under revolving line of credit	332,111	255,052
Accounts payable and accrued expenses	574,059	603,411
Senior unsecured notes and term loans - net of deferred financing costs of $16,001 and $13,882 at December 31, 2025 and 2024, respectively	3,792,123	3,031,462
Sale-leaseback financing obligations	42,352	79,001
Financing lease obligations	152,262	95,784
Operating lease obligations	179,965	219,099
Unearned revenues	20,169	21,979
Deferred tax liability - net	98,591	115,772
Other liabilities	7,953	7,389
Total liabilities	5,199,585	4,428,949
Commitments and contingencies (Note 17 - Commitments and Contingencies)
Stockholders' equity:
Common stock, $0.01 par value per share – 500,000,000 authorized shares; 284,871,943 and 284,265,041 shares issued and outstanding at December 31, 2025 and 2024, respectively	2,848	2,842
Paid-in capital	5,664,195	5,646,879
Accumulated deficit and distributions in excess of net earnings	(2,719,408)	(2,341,654)
Accumulated other comprehensive loss	(63,190)	(27,279)
Total stockholders’ equity	2,884,445	3,280,788
Net Income (Loss) Attributable to Noncontrolling Interest [Abstract]
Noncontrolling interests	37,568	26,217
Total equity	2,922,013	3,307,005
Total liabilities and equity	8,121,598	7,735,954
Land
Property, buildings, and equipment:
Property, plant and equipment, gross	818,606	806,981
Building and improvements
Property, buildings, and equipment:
Property, plant and equipment, gross	4,798,286	4,462,565
Machinery and equipment
Property, buildings, and equipment:
Property, plant and equipment, gross	1,612,744	1,598,502
Assets under construction
Property, buildings, and equipment:
Property, plant and equipment, gross	$ 756,798	$ 606,233